Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0	$ 0
Deferred	3,076	(1,329)	(1,860)
Valuation allowance	3,076	1,329	1,860
Income tax expense	$ 0	$ 0	$ 0